Finance Receivables And Loans, Net (Past Due Financing Receivables And Loans) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 1,227	$ 1,001
60 - 89 days past due	286	256
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	323	337
Total past due	1,836	1,594
Current	98,491	97,461
Finance receivables and loans, net	100,328	99,055
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	100,327
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,145	920
60 - 89 days past due	255	213
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	157	138
Total past due	1,557	1,271
Current	54,860	52,444
Finance receivables and loans, net	56,417	53,715
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	82	81
60 - 89 days past due	31	43
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	124	174
Total past due	237	298
Current	8,206	9,523
Finance receivables and loans, net		9,821
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	8,443
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	42	25
Total past due	42	25
Current	35,425	35,494
Finance receivables and loans, net	35,467	35,519
Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	36	16
Total past due	36	16
Current	30,912	30,254
Finance receivables and loans, net	30,948	30,270
Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	0
Total past due	0	0
Current	0	0
Finance receivables and loans, net	0	0
Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	1
Total past due	0	1
Current	1,664	2,696
Finance receivables and loans, net	1,664	2,697
Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	6	8
Total past due	6	8
Current	2,849	2,544
Finance receivables and loans, net	$ 2,855	$ 2,552